Average Annual Total Returns	0 Months Ended
Feb. 01, 2012
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.50%
5 years	(0.02%)
10 years	3.34%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class A Shares
Average Annual Return:
1 year	(6.86%)
5 years	1.35%
10 years	2.79%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(7.24%)
5 years	0.93%
10 years	2.27%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(3.96%)
5 years	1.14%
10 years	2.32%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class B Shares
Average Annual Return:
1 year	(6.70%)
5 years	1.42%
10 years	2.62%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class C Shares
Average Annual Return:
1 year	(2.94%)
5 years	1.78%
10 years	2.63%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class I Shares
Average Annual Return:
1 year	(0.84%)
5 years	2.84%
10 years	3.68%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class R Shares
Average Annual Return:
1 year	(1.38%)
5 years	2.32%
10 years	3.17%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class R4 Shares
Average Annual Return:
1 year	(1.10%)
5 years	2.66%
10 years	3.52%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class T Shares
Average Annual Return:
1 year	(6.83%)
5 years	1.27%
10 years	2.73%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class W Shares
Average Annual Return:
1 year	(1.19%)
5 years	2.55%
10 years	3.41%
(Columbia Contrarian Core Fund - Z) | (Columbia Contrarian Core Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.50%
5 years	(0.02%)
10 years	3.34%
(Columbia Contrarian Core Fund - Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Average Annual Return:
1 year	(0.93%)
5 years	2.81%
10 years	3.66%
(Columbia Contrarian Core Fund - Z) | (Columbia Contrarian Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	(1.37%)
5 years	2.35%
10 years	3.08%
(Columbia Contrarian Core Fund - Z) | (Columbia Contrarian Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(0.02%)
5 years	2.39%
10 years	3.06%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.50%
5 years	(0.02%)
10 years	3.34%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class A Shares
Average Annual Return:
1 year	0.60%
5 years	0.61%
10 years	3.77%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	0.26%
5 years	0.23%
10 years	3.41%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.81%
5 years	0.47%
10 years	3.20%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class B Shares
Average Annual Return:
1 year	0.94%
5 years	0.66%
10 years	3.61%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class C Shares
Average Annual Return:
1 year	4.95%
5 years	1.04%
10 years	3.61%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class I Shares
Average Annual Return:
1 year	7.08%
5 years	2.10%
10 years	4.69%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class R Shares
Average Annual Return:
1 year	6.42%
5 years	1.56%
10 years	4.15%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class T Shares
Average Annual Return:
1 year	0.55%
5 years	0.56%
10 years	3.70%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class W Shares
Average Annual Return:
1 year	6.78%
5 years	1.85%
10 years	4.45%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.50%
5 years	(0.02%)
10 years	3.34%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares
Average Annual Return:
1 year	6.96%
5 years	2.06%
10 years	4.67%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	6.55%
5 years	1.63%
10 years	4.26%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.02%
5 years	1.71%
10 years	3.98%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.64%
5 years	2.50%
10 years	2.60%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class A Shares
Average Annual Return:
1 year	(8.63%)
5 years	(0.44%)
10 years	0.82%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(8.64%)
5 years	(0.72%)
10 years	0.64%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(5.58%)
5 years	(0.41%)
10 years	0.67%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class B Shares
Average Annual Return:
1 year	(8.65%)
5 years	(0.39%)
10 years	0.63%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class C Shares
Average Annual Return:
1 year	(4.76%)
5 years	none
10 years	0.64%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class I Shares
Average Annual Return:
1 year	(2.62%)
5 years	1.05%
10 years	1.68%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class R Shares
Average Annual Return:
1 year	(3.27%)
5 years	0.47%
10 years	1.10%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class R4 Shares
Average Annual Return:
1 year	(2.90%)
5 years	0.90%
10 years	1.55%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class R5 Shares
Average Annual Return:
1 year	(2.64%)
5 years	1.04%
10 years	1.67%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class T Shares
Average Annual Return:
1 year	(8.71%)
5 years	(0.49%)
10 years	0.72%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class W Shares
Average Annual Return:
1 year	(3.05%)
5 years	0.80%
10 years	1.45%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.64%
5 years	2.50%
10 years	2.60%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class E Shares
Average Annual Return:
1 year	(7.50%)
5 years	(0.27%)
10 years	0.84%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class E Shares | returns after taxes on distributions
Average Annual Return:
1 year	(7.50%)
5 years	(0.54%)
10 years	0.65%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class E Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(4.88%)
5 years	(0.27%)
10 years	0.68%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class F Shares
Average Annual Return:
1 year	(8.61%)
5 years	(0.38%)
10 years	0.64%
(Columbia Large Cap Growth Fund - Y) | (Columbia Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.64%
5 years	2.50%
10 years	2.60%
(Columbia Large Cap Growth Fund - Y) | (Columbia Large Cap Growth Fund) | Class Y Shares
Average Annual Return:
1 year	(2.66%)
5 years	1.09%
10 years	1.70%
(Columbia Large Cap Growth Fund - Y) | (Columbia Large Cap Growth Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 year	(2.74%)
5 years	0.75%
10 years	1.48%
(Columbia Large Cap Growth Fund - Y) | (Columbia Large Cap Growth Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(1.63%)
5 years	0.88%
10 years	1.42%
(Columbia Large Cap Growth Fund - Z) | (Columbia Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.64%
5 years	2.50%
10 years	2.60%
(Columbia Large Cap Growth Fund - Z) | (Columbia Large Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 year	(2.83%)
5 years	1.00%
10 years	1.65%
(Columbia Large Cap Growth Fund - Z) | (Columbia Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	(2.87%)
5 years	0.68%
10 years	1.44%
(Columbia Large Cap Growth Fund - Z) | (Columbia Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(1.79%)
5 years	0.80%
10 years	1.38%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(4.18%)
5 years	0.15%
10 years	5.62%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | S&P SmallCap 600® Composite Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.02%
5 years	1.94%
10 years	7.09%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class A Shares
Average Annual Return:
1 year	(8.65%)
5 years	0.72%
10 years	6.51%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(9.16%)
5 years	(0.33%)
10 years	5.36%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(4.93%)
5 years	0.45%
10 years	5.44%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class B Shares
Average Annual Return:
1 year	(8.44%)
5 years	0.89%
10 years	6.32%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class C Shares
Average Annual Return:
1 year	(4.75%)
5 years	1.16%
10 years	6.36%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class I Shares
Average Annual Return:
1 year	(2.75%)
5 years	2.22%
10 years	7.45%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class T Shares
Average Annual Return:
1 year	(8.79%)
5 years	0.66%
10 years	6.44%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class W Shares
Average Annual Return:
1 year	(3.09%)
5 years	1.94%
10 years	7.17%
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(4.18%)
5 years	0.15%
10 years	5.62%
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | S&P SmallCap 600® Composite Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.02%
5 years	1.94%
10 years	7.09%
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Average Annual Return:
1 year	(2.95%)
5 years	2.17%
10 years	7.42%
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	(3.48%)
5 years	1.12%
10 years	6.25%
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(1.20%)
5 years	1.69%
10 years	6.24%